MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1999

Two World Trade Center
New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter California Tax-Free Daily Income Trust for the six-month period ended June 30, 1999.

Tax-free money-market yields moved upward during this period, following the lead of the taxable money market. This increase in yield reversed the trend of the latter half of 1998 and reflected the market's response to the persistent strength in the U.S. economy. The steady release of robust economic data prompted the Federal Reserve Board to adopt a bias toward higher short-term interest rates in mid-May. The anticipated Fed tightening became reality at the end of June when the federal funds rate was increased from 4.75 percent to 5.00 percent. At the same time, however, the Fed reverted to a neutral stance that appeared to make prospects for another rate hike less likely over the near term. This had a stabilizing effect on the fixed-income markets.


MUNICIPAL MONEY MARKET OVERVIEW

Within the municipal money market, the trend of interest rates was most apparent among securities maturing in six months to one year. Early in the year, one-year yields declined moderately as demand for securities outstripped supply, but from late February through the end of June, yields moved higher along with taxable money-market yields. The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, registered a net increase of 35 basis points, from 3.04 percent at the end of December 1998 to 3.39 percent in late June. Nevertheless, one-year yields as measured by the Index were still 20 basis points lower at the end of June compared to one year earlier. The ratio of the One Year Note Index to the yield for one-year U.S. Treasury bills was 66 percent at the end of June, unchanged from a year earlier. A stable ratio means that performance of securities in this sector of the municipal market has tracked the performance of Treasuries with comparable maturities.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1999, continued

At the short end of the tax-free money market, interest rates fluctuated in a wider pattern. Yields for variable-rate demand obligations (VRDOs) with daily and weekly rate changes were driven primarily by changing cash flows and fluctuated more widely than yields for longer maturities. Yields for weekly VRDOs moved over a 180-basis-point range from a low of 2.20 percent in early February, when cash inflows were strong, to a high of 4.00 percent during tax season in April. However, during periods when supply and demand were in balance, the municipal money market yield curve was flat with little difference between one-year note yields and yields for daily or weekly VRDOs. The average yield for weekly VRDOs was approximately 3.10 percent for the first half of 1999. This was comparable to the average yield for one-year notes over the same period.


PERFORMANCE AND PORTFOLIO STRATEGY

Morgan Stanley Dean Witter California Tax-Free Daily Income Trust's annualized net investment income ratio was 2.14 percent for the six-month period ended June 30, 1999. The Fund's thirty-day average yield was 2.29 percent as of June 30, 1999.

On June 30, the Fund's net assets totaled $252.9 million with 56 percent of the Fund's portfolio invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 27 percent and 17 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments. The Fund has had no exposure to Asian bank letters of credit or liquidity facilities for more than three years.

At the end of June the Fund's average maturity was 64 days, up from 40 days at the end of December. The Fund's weighted average maturity is usually extended each year between mid-June and early July when newly issued one-year tax and revenue anticipation notes (TRANs) come to market in large supply. The addition of longer fixed-rate securities smoothes out portfolio yields by offsetting some of the yield volatility of VRDOs with daily and weekly rate changes.


LOOKING AHEAD

With the rate change in June the Federal Reserve Board has confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth by taking back some of the liquidity it provided in the fall of 1998. In this environment the Fund's average maturity will be monitored carefully in order to meet the stated objectives of stability of principal and liquidity.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1999, continued

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Daily Income Trust and look forward to continuing to serve your investment objectives.


Very truly yours,



/s/ Charles. A Fiumefreddo                  /s/ Mitchell M. Merin
----------------------------                -----------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                       COUPON     DEMAND
 THOUSANDS                                                                                        RATE+      DATE*        VALUE
-----------                                                                                    ---------- ---------- -------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (62.9%)
$ 4,920     Alameda-Contra Costa Schools Financing Authority, Capital Improvements Ser F
              COPs .........................................................................     3.45%    07/08/99   $ 4,920,000
            California Educational Facilities Authority,
 10,300       California Institute of Technology Ser 1994 ..................................     3.40     07/08/99    10,300,000
  8,275       Stanford University Ser L-2 ..................................................     3.05     07/08/99     8,275,000
            California Health Facilities Financing Authority,
  3,000       Catholic Healthcare West 1997 Ser B (MBIA) ...................................     3.00     07/08/99     3,000,000
  8,000       Memorial Health Services 1994 Ser** ..........................................     3.20     07/08/99     8,000,000
  9,400       St Francis Medical Center 1995 Ser E (MBIA)** ................................     3.35     07/08/99     9,400,000
  8,855       St Joseph Health System Ser 1985A ............................................     2.85     07/01/99     8,855,000
            California Pollution Control Financing Authority,
  1,000       Chevron USA Inc Ser 1983 .....................................................     3.10     11/15/99     1,000,286
  5,000       Chevron USA Inc Ser 1984B ....................................................     3.15     12/15/99     5,000,832
  8,850       Pacific Gas & Electric Co 1996 Ser F & 1997 Ser A ............................     3.10     07/01/99     8,850,000
 10,000     California Public Capital Improvements Financing Authority, Pooled
              Ser 1988 C** .................................................................     3.15     09/15/99    10,000,000
            California Statewide Communities Development Authority,
  3,000       House Ear Institute 1993 Ser A COPs ..........................................     3.10     07/01/99     3,000,000
  5,000       St Joseph Health System COPs .................................................     3.10     07/08/99     5,000,000
  8,000     Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1995C ...........     3.30     07/08/99     8,000,000
  8,100     Los Angeles, Multi-family 1985 Ser K ...........................................     3.30     07/08/99     8,100,000
  5,000     Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax
              Refg Ser 1993-A (MBIA)** .....................................................     3.35     07/08/99     5,000,000
 12,000     Metropolitan Water District of Southern California, Water 1997 Ser B &
              1998 Ser C ...................................................................     3.50     07/08/99    12,000,000
  3,900     Monterey County Financing Authority, 1995 Ser A ................................     3.45     07/08/99     3,900,000
 12,900     Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992 & 1996 Ser A .......     3.15     07/01/99    12,900,000
  5,000     Oakland Joint Powers Financing Authority, 1998 Ser A-2 (FSA) ...................     3.50     07/08/99     5,000,000
  6,000     Rancho California Water District Financing Authority, Ser 1998A (FGIC) .........     3.00     07/08/99     6,000,000
  4,000     Southern California Public Power Authority, Transmission Refg Sub 1991 Ser
              (AMBAC) ......................................................................     3.25     07/08/99     4,000,000

            PUERTO RICO
  8,500     Puerto Rico Highway & Transportation Authority, Transportation 1998 Ser A
              (AMBAC) ......................................................................     3.10     07/08/99     8,500,000
                                                                                                                     -----------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $159,001,118) ..................................................                         159,001,118
                                                                                                                     -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


                                                                                                     YIELD TO
 PRINCIPAL                                                                                           MATURITY
 AMOUNT IN                                                                     COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                      RATE       DATE      PURCHASE      VALUE
-----------                                                                  ---------- ---------- ----------- -------------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (29.6%)
 $  4,000   California Pollution Control Financing Authority, Southern
              California Edison Co Ser 1985 A .............................. 3.00%      08/16/99       3.00%    $ 4,000,000
    4,800   Contra Costa Water District, Ser A ............................. 2.90       07/20/99       2.90       4,800,000
            East Bay Municipal Utility District,
    3,500     Water ........................................................ 3.15       08/19/99       3.15       3,500,000
    4,000     Water ........................................................ 3.00       09/23/99       3.00       4,000,000
    7,000   Los Angeles, Wastewater Ser 1997 ............................... 3.20       08/18/99       3.20       7,000,000
    3,500   Los Angeles County Metropolitan Transportation Authority,
              Sales Tax Ser A .............................................. 2.80       08/12/99       2.80       3,500,000
            San Diego,
    4,000     San Diego Gas & Electric Co 1995 Ser A ....................... 2.60       07/14/99       2.60       4,000,000
    5,000     San Diego Gas & Electric Co 1995 Ser B ....................... 3.00       08/18/99       3.00       5,000,000
            San Diego County Regional Transportation Commission,
    5,300     Ser A ........................................................ 3.00       08/11/99       3.00       5,300,000
    5,000     Ser A ........................................................ 3.15       09/08/99       3.15       5,000,000
            San Diego County Water Authority,
    3,700     Ser # 1 ...................................................... 2.80       07/22/99       2.80       3,700,000
    6,000     Ser # 1 ...................................................... 2.80       08/09/99       2.80       6,000,000
            San Joaquin County Transportation Authority,
    5,000     Sales Tax Ser 1997 ........................................... 3.20       08/23/99       3.20       5,000,000
    4,000     Sales Tax Ser 1997 ........................................... 2.70       08/25/99       2.70       4,000,000

            PUERTO RICO
            Puerto Rico Government Development Bank,
    5,000     Ser 1996 ..................................................... 2.85       07/21/99       2.85       5,000,000
    5,000     Ser 1996 ..................................................... 2.85       09/13/99       2.85       5,000,000
                                                                                                                -----------
                                                                                                                 10,000,000
                                                                                                                -----------
            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
            (Amortized Cost $74,800,000) ...................................................................     74,800,000
                                                                                                                -----------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (19.4%)
            Alameda County,
    5,000     Ser 1998-99 TRANs, dtd 07/08/98 .............................. 4.50       07/07/99       3.60       5,000,714
    3,000     Ser 1999-2000 TRANs, dtd 07/08/99 (WI) ....................... 4.00       07/07/00       3.32       3,019,680
    5,000   California Community College Financing Authority, 1999 Ser A
              TRANs, dtd 07/01/99 (WI) ..................................... 4.00       06/30/00       3.09       5,044,000
            California School Cash Reserve Program Authority,
    5,000     1998 Pool Ser, dtd 07/02/98 .................................. 4.50       07/02/99       3.74       5,000,100
   10,000     1999 Pool Ser A (AMBAC), dtd 07/02/99 (WI) ................... 4.00       07/03/00       3.10      10,087,500
    5,000   Fresno County, 1998-99 TRANs, dtd 07/02/98 ..................... 4.00       07/01/99       3.59       5,000,000
    3,000   Kern County, 1999-2000 TRANs, dtd 07/01/99 (WI) ................ 4.00       06/30/00       3.15       3,024,630

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


                                                                                                        YIELD TO
 PRINCIPAL                                                                                              MATURITY
 AMOUNT IN                                                                        COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                         RATE       DATE      PURCHASE        VALUE
-----------                                                                     ---------- ---------- ----------- ----------------
 $  10,000  Los Angeles County, 1999-2000 Ser A TRANs, dtd 07/01/99 (WI)        4.00%      06/30/00       3.32 %     $  10,065,600
     3,000  San Francisco Unified School District, 1998 TRANs, dtd 09/03/98     4.50       09/22/99       3.40           3,007,301
                                                                                                                     -------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
            (Amortized Cost $49,249,525) .........................................................................      49,249,525
                                                                                                                     -------------
            TOTAL INVESTMENTS (Amortized Cost $283,050,643) (a) .....................................    111.9 %       283,050,643
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ..........................................    (11.9)        (30,191,630)
                                                                                                         ------      -------------
            NET ASSETS ..............................................................................    100.0 %     $ 252,859,013
                                                                                                                     =============

---------------
COPs        Certificates of Participation.
TRANs       Tax Revenue Anticipation Notes.
WI          Security purchased on a "when-issued" basis.
+           Rate shown is rate in effect at June 30, 1999.
*           Date on which the principal amount can be recovered through demand.
**          All or a portion of these securities are segregated in connection with the purchase of "when-issued" securities.
(a)         Cost is the same for federal income tax purposes.

Bond Insurance:
AMBAC       AMBAC Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
  (amortized cost $283,050,643)..........................   $ 283,050,643
Cash ....................................................       1,447,805
Interest receivable .....................................       1,611,460
Prepaid expenses and other assets .......................          13,906
                                                            -------------
      TOTAL ASSETS ......................................     286,123,814
                                                            -------------
LIABILITIES:
Payable for:
   Investments purchased ................................      31,241,410
   Shares of beneficial interest repurchased ............       1,799,452
   Investment management fee ............................         117,159
   Plan of distribution fee .............................          23,432
Accrued expenses ........................................          83,348
                                                            -------------
      TOTAL LIABILITIES .................................      33,264,801
                                                            -------------
      NET ASSETS ........................................   $ 252,859,013
                                                            =============
COMPOSITION OF NET ASSETS:
Paid-in-capital .........................................   $ 252,858,853
Accumulated undistributed net investment income .........             160
                                                            -------------
      NET ASSETS ........................................   $ 252,859,013
                                                            =============
NET ASSET VALUE PER SHARE,
  252,858,853 shares outstanding (unlimited shares
  authorized of $.01 par value) .........................           $1.00
                                                                    =====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ................................  $3,817,836
                                                  ----------
EXPENSES
Investment management fee ......................     670,585
Plan of distribution fee .......................     129,561
Transfer agent fees and expenses ...............      75,378
Professional fees ..............................      37,061
Shareholder reports and notices ................      19,275
Trustees' fees and expenses ....................       9,072
Custodian fees .................................       6,677
Registration fees ..............................       5,647
Other ..........................................       4,538
                                                  ----------
   TOTAL EXPENSES ..............................     957,794
Less: expense offset ...........................      (6,677)
                                                  ----------
   NET EXPENSES ................................     951,117
                                                  ----------
NET INVESTMENT INCOME AND NET INCREASE .........  $2,866,719
                                                  ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JUNE 30, 1999   DECEMBER 31, 1998
                                                       --------------- ------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $   2,866,719     $  7,398,716
Dividends from net investment income .................     (2,866,662)      (7,398,744)
Net decrease from transactions in shares of beneficial
  interest ...........................................    (30,523,394)      (3,618,367)
                                                        -------------     ------------
   NET DECREASE ......................................    (30,523,337)      (3,618,395)
NET ASSETS:
Beginning of period ..................................    283,382,350      287,000,745
                                                        -------------     ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $160 and $103, respectively).......................  $ 252,859,013     $283,382,350
                                                        =============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Daily Income Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued

the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 1999, the distribution fee was accrued at the annual rate of 0.10%.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1999 aggregated $244,926,410 and $246,450,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $3,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,883. At June 30, 1999, the Fund had an accrued pension liability of $50,816 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                          FOR THE SIX         FOR THE YEAR
                                                          MONTHS ENDED            ENDED
                                                         JUNE 30, 1999      DECEMBER 31, 1998
                                                       -----------------   ------------------
                                                          (unaudited)
Shares sold ........................................       221,794,639         526,385,736
Shares issued in reinvestment of dividends .........         2,866,662           7,398,744
                                                           -----------         -----------
                                                           224,661,301         533,784,480
Shares repurchased .................................      (255,184,695)       (537,402,847)
                                                          ------------        ------------
Net decrease in shares outstanding .................       (30,523,394)         (3,618,367)
                                                          ============        ============

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                          FOR THE SIX
                                                         MONTHS ENDED
                                                         JUNE 30, 1999
                                                    ----------------------
                                                          (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $1.00
                                                             -----
Net income from investments operations ............          0.011
Less dividends from net investment income .........         (0.011)
                                                             -----
Net asset value, end of period ....................          $1.00
                                                             =====
TOTAL RETURN ......................................           1.07%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           0.71%(2)(3)
Net investment income .............................           2.14%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $252,859



                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                           1998          1997        1996         1995           1994
                                                          ------      --------     -------     --------         ------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............        $1.00         $1.00         $1.00        $1.00        $1.00
                                                           -----         -----         -----        -----        -----
Net income from investments operations ............        0.025         0.028         0.026        0.030        0.021
Less dividends from net investment income .........       (0.025)       (0.028)       (0.026)      (0.030)      (0.021)
                                                           -----        ------        ------       ------        -----
Net asset value, end of period ....................        $1.00         $1.00         $1.00        $1.00        $1.00
                                                           =====         =====         =====        =====        =====
TOTAL RETURN ......................................         2.54%         2.83%         2.68%        3.04%        2.17%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         0.70%(3)      0.72%(3)      0.72%(3)     0.75%(3)     0.72%
Net investment income .............................         2.50%         2.79%         2.63%        3.00%        2.13%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........     $283,382      $287,001      $259,590     $254,376     $217,079

-------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
CALIFORNIA TAX-FREE
DAILY INCOME TRUST


[Graphic]


SEMIANNUAL REPORT
June 30, 1999